Debt Issue Cost (Tables)	9 Months Ended
Mar. 31, 2016
Debt Disclosure [Abstract]
Schedule of Debt Issue Cost
Balance- June 30, 2015	$46,129

Amortization	(46,129)
Balance- March 31, 2016